Acquisitions (Table)	12 Months Ended
Dec. 31, 2015
Omnicare, Inc.
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The fair value of the consideration transferred on the date of acquisition consisted of the following:

(in millions)
Cash paid to Omnicare shareholders	$9,636
Fair value of replacement equity awards issued to Omnicare employees
for precombination services	9
Total consideration	$9,645

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

(in millions)
Current assets (including cash of $298)	$1,657
Property and equipment	313
Goodwill	9,090
Intangible assets	3,962
Other noncurrent assets	64
Current liabilities	(705)
Long-term debt	(3,110)
Deferred income tax liabilities	(1,518)
Other noncurrent liabilities	(69)
Redeemable noncontrolling interest	$(39)
Total consideration	$9,645

Business Acquisition, Pro Forma Information

	Year Ended December 31,
(in millions, except per share data)	2015	2014
Total revenues	$156,798	$144,836
Income from continuing operations	5,277	4,522
Basic earnings per share from continuing operations	$4.70	$3.88
Diluted earnings per share from continuing operations	$4.66	$3.85

Target Pharmacy Acquisition
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The estimated fair values of the assets acquired at the date of acquisition were approximately as follows:

In millions
Accounts receivable	$2
Inventories	472
Property and equipment	9
Intangible assets	490
Goodwill	916
Total cash consideration	$1,889